U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin Tax-Free Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Massachusetts Insured Tax-Free Income Fund  -  Class  I
Franklin Massachusetts Insured Tax-Free Income Fund - Class II
Franklin Michigan Insured Tax-Free Income Fund - Class I
Franklin Michigan Insured Tax-Free Income Fund - Class II
Franklin Minnesota Insured Tax-Free Income Fund - Class I
Franklin Minnesota Insured Tax-Free Income Fund - Class II
Franklin Insured Tax-Free Income Fund - Class I
Franklin Insured Tax-Free Income Fund - Class II
Franklin Ohio Insured Tax-Free Income Fund - Class I
Franklin Ohio Insured Tax-Free Income  Fund - Class II
Franklin Puerto Rico Tax-Free  Income Fund - Class I
Franklin Puerto Rico Tax-Free Income Fund - Class II
Franklin Arizona Tax-Free Income Fund - Class I
Franklin Arizona Tax-Free Income Fund - Class II
Franklin Colorado Tax-Free Income Fund - Class I
Franklin Colorado Tax-Free Income Fund - Class II
Franklin Georgia Tax-Free Income  Fund - Class I
Franklin Georgia Tax-Free Income Fund - Class II
Franklin Pennsylvania Tax-Free Income Fund - Class I
Franklin Pennsylvania Tax-Free Income Fund - Class II
Franklin High Yield Tax-Free Income Fund - Class I
Franklin High Yield Tax-Free Income Fund - Class II
Franklin Missouri Tax-Free Income  Fund - Class I
Franklin Missouri Tax-Free Income Fund - Class II
Franklin Oregon Tax-Free Income Fund - Class I
Franklin Oregon Tax-Free Income Fund - Class II
Franklin Texas Tax-Free Income Fund - Class I
Franklin Texas Tax-Free Income Fund - Class II
Franklin Virginia Tax-Free Income Fund - Class I
Franklin Virginia Tax-Free Income Fund - Class II
Franklin Alabama Tax-Free Income Fund - Class I
Franklin Alabama Tax-Free Income Fund - Class II
Franklin Florida Tax-Free Income Fund - Class I
Franklin Florida Tax-Free Income Fund - Class II
Franklin Conneticut Tax-Free Income Fund - Class I
Franklin Conneticut Tax-Free Income Fund - Class II
Franklin Indiana Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund - Class I
Franklin Louisiana Tax-Free Income Fund - Class II
Franklin Maryland Tax-Free Income Fund - Class I
Franklin Maryland Tax-Free Income Fund - Class II
Franklin North Carolina Tax-Free Income Fund - Class I
Franklin North Carolina Tax-Free Income Fund - Class II
Franklin New Jersey Tax-Free Income Fund - Class I
Franklin New Jersey Tax-Free Income Fund - Class II
Franklin Kentucky Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Arizona Insured Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund

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3. Investment Company Act File Number: 811-4149

   Securities Act File Number: 2-94222

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4. Last day of fiscal year for which this notice is filed: 02/28/97


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not applicable

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7. Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

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9. Number and aggregate sale price of securities sold during the fiscal year:

   277,124,240 shares ($3,137,065,551)

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

   277,124,240 shares ($3,137,065,551)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not Applicable


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12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2 (from
         Item 10):                                         $3,137,065,551

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                   + n/a

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                      - $1,817,610,380

    (iv) Aggregate  price of  shares  redeemed  or
         repurchased  and  previously applied as a
         reduction to filing fees pursuant to
         rule 24e-2 (if applicable):                       + n/a

    (v)  Net  aggregate  price of  securities  sold and
         issued during the fiscal year in  reliance on
         rule 24f-2  [line (i),  plus line (ii),
         less line (iii), plus line (iv)]
         (if applicable):                                    $1,319,455,171

    (vi) Multiplier  prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law
         or regulation (see Instruction C.6):               x 1/3300

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vii)]:                                      $399,835



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     13.  Check  box if fees are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [x]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 04/22/97

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  /s/ Larry Greene
             Assistant Secretary

     Date    04/22/97

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

                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                      PHILADELPHIA, PENNSYLVANIA 19103-7098
                                 (215) 564-8000


April 18, 1997


Franklin Tax-Free Trust
777 Mariners Island Boulevard
San Mateo, CA  94404

Gentlemen:

You have requested our opinion with respect to the shares of beneficial interest sold by Franklin Tax-Free Trust (the "Trust") during its fiscal year ended February 28, 1997, in connection with the Notice being filed by the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 277,124,240 shares were sold by the Trust during said fiscal year in reliance upon Rule 24f-2.

Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interest of the Trust sold and issued by the Trust during its fiscal year ended February 28, 1997, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Trust, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Trust are offered, and we further consent to reference in the Prospectus of the Trust to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP


/s/  Audrey C. Talley